UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

 MELODIE B. ZAKALUK
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Rainier Small/Mid Cap Equity Fund
Schedule of Investments
December 31, 2012 (Unaudited)

COMMON STOCKS (101.3%)	Shares	Value
Consumer Discretionary (17.0%)
AMC Networks, Inc. Cl. A*	332,140	$16,440,930
Dick's Sporting Goods, Inc.	320,270	14,569,082
Dillard's, Inc. Cl. A	167,420	14,024,773
DSW, Inc.	208,340	13,685,855
Dunkin' Brands Group, Inc.	398,630	13,226,543
Elizabeth Arden, Inc.*	222,520	10,015,625
Foot Locker, Inc.	493,060	15,837,087
Fortune Brands Home & Security, Inc.*	954,060	27,877,633
Group 1 Automotive, Inc.	186,120	11,537,579
La-Z-Boy, Inc.*	656,580	9,290,607
LKQ Corp.*	966,410	20,391,251
Michael Kors Holdings Ltd.*	273,920	13,978,138
Mohawk Industries, Inc.*	17,400	1,574,178
Nordstrom, Inc.	361,460	19,338,110
Nu Skin Enterprises, Inc. Cl. A	395,540	14,654,757
PulteGroup, Inc.*	836,710	15,194,654
Select Comfort Corp.*	1,203,600	31,498,212
Signet Jewelers Ltd.^	261,670	13,973,178
SodaStream International Ltd.*^	498,270	22,367,340
TripAdvisor, Inc.*	342,240	14,360,390
Tupperware Brands Corp.	175,910	11,275,831
Under Armour, Inc. Cl. A*	366,560	17,789,157
Total Consumer Discretionary		342,900,910

Consumer Staples (4.7%)
Church & Dwight Co., Inc.	243,710	13,055,545
Flowers Foods, Inc.	431,520	10,041,470
GNC Holdings, Inc.	580,630	19,323,366
Herbalife Ltd.^	200,470	6,603,482
Safeway, Inc.	1,220,530	22,079,388
The Fresh Market, Inc.*	272,390	13,099,235
WhiteWave Foods Co. Cl. A*	651,010	10,116,695
Total Consumer Staples		94,319,181

Energy (5.6%)
Bonanza Creek Energy, Inc.*	352,400	9,793,196
Carrizo Oil & Gas, Inc.*	1,195,460	25,009,023
Delek US Holdings, Inc.	402,560	10,192,819
Energy XXI (Bermuda) Ltd.^	972,376	31,300,784
Ensco plc - ADR^	154,490	9,158,167
Oceaneering International, Inc.	198,750	10,690,763
PDC Energy, Inc.*	508,920	16,901,233
Total Energy		113,045,985

Financial Services (20.0%)
Affiliated Managers Group, Inc.*	152,520	19,850,478
American Campus Communities, Inc.	221,400	10,213,182
Banner Corp.	257,840	7,923,423
CBRE Group, Inc. Cl. A*	1,057,530	21,044,847
CIT Group, Inc.*	408,620	15,789,077
CubeSmart	404,580	5,894,731

	Shares	Value
Financial Services (20.0%) (Continued)
Euronet Worldwide, Inc.*	701,490	$16,555,164
Evercore Partners, Inc. Cl. A	567,650	17,137,354
First Republic Bank	151,830	4,976,987
FleetCor Technologies, Inc.*	469,470	25,187,065
Glacier Bancorp, Inc.	194,410	2,859,771
Greenhill & Co., Inc.	241,220	12,541,028
Home BancShares, Inc.	333,540	11,013,491
Invesco Ltd.^	1,051,360	27,429,982
Jones Lang LaSalle, Inc.	410,480	34,455,691
LaSalle Hotel Properties	977,860	24,827,865
Ocwen Financial Corp.*	631,700	21,850,503
Pinnacle Financial Partners, Inc.*	508,390	9,578,067
Potlatch Corp.	420,680	16,486,449
Raymond James Financial, Inc.	777,060	29,940,122
Signature Bank*	86,970	6,204,440
Strategic Hotels & Resorts, Inc.*	1,227,820	7,858,048
Texas Capital Bancshares, Inc.*	598,360	26,818,495
UMB Financial Corp.	318,140	13,947,258
Vantiv, Inc. Cl. A*	613,780	12,533,388
Total Financial Services		402,916,906

Health Care (13.9%)
Alexion Pharmaceuticals, Inc.*	102,080	9,576,125
ARIAD Pharmaceuticals, Inc.*	552,200	10,591,196
Bio-Reference Labs, Inc.*	280,610	8,050,701
Catamaran Corp.*^	337,470	15,898,212
Cubist Pharmaceuticals, Inc.*	383,010	16,109,401
DaVita HealthCare Partners, Inc.*	55,300	6,112,309
Edwards Lifesciences Corp.*	195,330	17,612,906
Hologic, Inc.*	1,206,060	24,157,382
Illumina, Inc.*	491,590	27,327,488
Incyte Corp.*	547,750	9,098,127
Jazz Pharmaceuticals plc*^	235,540	12,530,728
Orthofix International N.V.*	320,010	12,585,993
PerkinElmer, Inc.	195,960	6,219,770
Perrigo Co.	167,810	17,457,274
Prestige Brands Holdings, Inc.*	296,270	5,934,288
Salix Pharmaceuticals Ltd.*	266,680	10,795,206
Seattle Genetics, Inc.*	526,300	12,210,160
Sirona Dental Systems, Inc.*	257,960	16,628,102
The Cooper Cos., Inc.	220,010	20,346,525
Watson Pharmaceuticals, Inc.*	234,520	20,168,720
Total Health Care		279,410,613

Materials and Processing (4.7%)
Airgas, Inc.	169,300	15,455,397
Carpenter Technology Corp.	546,230	28,201,855
Sensient Technologies Corp.	225,310	8,012,024
The Valspar Corp.	368,280	22,980,672
Valmont Industries, Inc.	145,830	19,913,086
Total Materials and Processing		94,563,034

	Shares	Value
Producer Durables (18.1%)
A.O. Smith Corp.	294,220	$18,556,455
Allegiant Travel Co.*	150,720	11,064,355
B/E Aerospace, Inc.*	599,970	29,638,518
Chicago Bridge & Iron Co. N.V.^	603,910	27,991,228
Esterline Technologies Corp.*	115,930	7,374,307
Fluor Corp.	283,390	16,646,329
Genesee & Wyoming, Inc. Cl. A*	222,860	16,955,189
Healthcare Services Group, Inc.	444,420	10,323,877
Quanta Services, Inc.*	638,950	17,436,946
Rockwell Automation, Inc.	302,280	25,388,497
Stericycle, Inc.*	228,240	21,287,945
The Middleby Corp.*	45,990	5,896,378
Titan International, Inc.	1,253,290	27,221,459
Trimble Navigation Ltd.*	474,045	28,338,410
Triumph Group, Inc.	500,900	32,708,770
United Rentals, Inc.*	1,088,670	49,556,258
Wabtec Corp.	208,420	18,245,087
Total Producer Durables		364,630,008

Technology (14.8%)
3D Systems Corp.*	316,400	16,879,940
ACI Worldwide, Inc.*	233,200	10,188,508
Akamai Technologies, Inc.*	482,870	19,754,212
Avago Technologies Ltd.	637,720	20,190,215
Cavium, Inc.*	462,910	14,447,421
Citrix Systems, Inc.*	275,350	18,104,262
CommVault Systems, Inc.*	145,800	10,163,718
F5 Networks, Inc.*	216,770	21,059,205
Fabrinet*^	642,900	8,447,706
Fortinet, Inc.*	886,270	18,673,709
Fusion-io, Inc.*	498,090	11,421,204
Hittite Microwave Corp.*	98,910	6,142,311
Ixia*	657,620	11,166,388
IPG Photonics Corp.*	93,130	6,207,115
LSI Corp.*	3,810,300	26,976,924
MICROS Systems, Inc.*	328,679	13,949,137
NICE Systems Ltd.*^	360,760	12,078,245
Red Hat, Inc.*	251,770	13,333,739
Riverbed Technology, Inc.*	693,180	13,669,510
SBA Communications Corp. Cl. A*	352,440	25,030,289
Total Technology		297,883,758

Utilities (2.5%)
ALLETE, Inc.	105,870	4,338,552
American Water Works Co., Inc.	547,360	20,323,477
ITC Holdings Corp.	129,925	9,992,532
NiSource, Inc.	655,840	16,323,858
Total Utilities		50,978,419

TOTAL COMMON STOCKS
(Cost $1,881,029,544)		$2,040,648,814

	Shares	Value
SHORT-TERM INVESTMENT (0.5%)
MONEY MARKET FUND (0.5%)
First American Treasury Obligations Fund
0.000% **	8,923,662	$8,923,662
TOTAL SHORT-TERM INVESTMENT
(Cost $8,923,662)		$8,923,662
TOTAL INVESTMENTS (101.8%)
(Cost $1,889,953,206)		$2,049,572,476

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%)		(36,086,909)
TOTAL NET ASSETS (100.0%)		$2,013,485,567

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the
Russell Investment Group and has been licensed for use by Rainier Investment Mangement, Inc.

The cost basis of investment for federal income tax purposes at December 31, 2012, was as follows***:

Cost of investments		$1,889,953,206
Gross unrealized appreciation		212,603,627
Gross unrealized depreciation		(52,984,357)
Net unrealized appreciation		$159,619,270

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Equity Fund
Schedule of Investments
December 31, 2012 (Unaudited)

COMMON STOCKS (99.1%)	Shares	Value
Consumer Discretionary (12.1%)
CBS Corp. Cl. B	182,500	$6,944,125
Coach, Inc.	111,028	6,163,164
Comcast Corp. Cl. A	288,406	10,780,616
Dollar General Corp.*	132,220	5,829,580
Nordstrom, Inc.	114,662	6,134,417
priceline.com, Inc.*	7,610	4,727,332
Ralph Lauren Corp.	34,066	5,107,175
Starwood Hotels & Resorts Worldwide, Inc.	96,438	5,531,684
The Home Depot, Inc.	180,335	11,153,720
The Walt Disney Co.	217,470	10,827,831
V.F. Corp.	34,164	5,157,739
Total Consumer Discretionary		78,357,383

Consumer Staples (9.9%)
Anheuser-Busch InBev N.V. - ADR^	125,089	10,934,030
Church & Dwight Co., Inc.	86,518	4,634,769
Costco Wholesale Corp.	106,665	10,535,302
Diageo plc - ADR^	63,648	7,420,084
Kraft Foods Group, Inc.	196,642	8,941,312
Mondelez International, Inc. Cl. A	229,371	5,842,079
Philip Morris International, Inc.	88,367	7,391,016
The Estee Lauder Companies, Inc. Cl. A	143,154	8,569,198
Total Consumer Staples		64,267,790

Energy (7.8%)
Anadarko Petroleum Corp.	72,125	5,359,608
Cameron International Corp.*	184,043	10,391,068
Chevron Corp.	90,627	9,800,404
Ensco plc - ADR^	109,479	6,489,915
EOG Resources, Inc.	76,000	9,180,040
Schlumberger Ltd.	136,903	9,486,009
Total Energy		50,707,044

Financials (13.2%)
American Tower Corp.	142,146	10,983,621
Capital One Financial Corp.	135,668	7,859,247
CBRE Group, Inc. Cl. A*	198,330	3,946,767
Citigroup, Inc.	314,369	12,436,438
Invesco Ltd.^	302,052	7,880,537
JPMorgan Chase & Co.	255,113	11,217,319
Morgan Stanley	449,545	8,595,300
Raymond James Financial, Inc.	115,031	4,432,144
SunTrust Banks, Inc.	236,734	6,711,409
Wells Fargo & Co.	334,953	11,448,694
Total Financials		85,511,476

Health Care (12.3%)
Allergan, Inc.	109,818	10,073,605
Celgene Corp.*	90,819	7,149,272
Express Scripts Holding Co.*	134,051	7,238,754
Gilead Sciences, Inc.*	127,023	9,329,839

	Shares	Value
Health Care (12.3%) (Continued)
Intuitive Surgical, Inc.*	15,093	$7,401,154
Merck & Co., Inc.	263,156	10,773,607
Novo Nordisk A/S - ADR^	42,653	6,961,396
Shire plc - ADR^	60,129	5,542,691
The Cooper Cos., Inc.	50,258	4,647,860
UnitedHealth Group, Inc.	96,847	5,252,982
Watson Pharmaceuticals, Inc.*	67,383	5,794,938
Total Health Care		80,166,098

Industrials (13.2%)
AMETEK, Inc.	132,832	4,990,498
B/E Aerospace, Inc.*	95,462	4,715,823
Cummins, Inc.	54,947	5,953,507
Eaton Corp. plc^	147,998	8,021,491
Fluor Corp.	103,222	6,063,260
General Electric Co.	749,660	15,735,363
Honeywell International, Inc.	182,978	11,613,614
Precision Castparts Corp.	64,536	12,224,409
Stericycle, Inc.*	34,410	3,209,421
Union Pacific Corp.	70,669	8,884,507
Verisk Analytics, Inc.*	92,822	4,733,922
Total Industrials		86,145,815

Information Technology (23.0%)
Accenture plc^	100,809	6,703,798
Apple, Inc.	43,333	23,097,789
Avago Technologies Ltd.	194,716	6,164,708
Citrix Systems, Inc.*	82,437	5,420,233
eBay, Inc.*	269,027	13,725,758
EMC Corp.*	442,693	11,200,133
F5 Networks, Inc.*	46,434	4,511,063
Google, Inc. Cl. A*	20,646	14,645,653
Intuit, Inc.	108,200	6,437,900
MasterCard, Inc. Cl. A	16,395	8,054,536
Microsoft Corp.	211,748	5,660,024
QUALCOMM, Inc.	138,422	8,584,932
Red Hat, Inc.*	77,079	4,082,104
SAP AG - ADR^	79,921	6,424,050
Teradata Corp.*	84,863	5,252,171
Trimble Navigation Ltd.*	124,172	7,423,002
Visa, Inc.	78,260	11,862,651
Total Information Technology		149,250,505

Materials (5.8%)
Airgas, Inc.	36,580	3,339,388
Ecolab, Inc.	100,431	7,220,989
Freeport-McMoRan Copper & Gold, Inc.	119,890	4,100,238
LyondellBasell Industries N.V. Cl. A^	148,003	8,449,491
Monsanto Co.	103,078	9,756,333
Praxair, Inc.	41,599	4,553,011
Total Materials		37,419,450

Utilities (1.8%)
American Water Works Co., Inc.	96,230	3,573,020
ITC Holdings Corp.	49,828	3,832,272
NiSource, Inc.	184,325	4,587,849
Total Utilities		11,993,141
TOTAL COMMON STOCKS
(Cost $536,840,135)		$643,818,702

Shares		Value
SHORT-TERM INVESTMENT (0.0%)
MONEY MARKET FUND (0.0%)
First American Treasury Obligations Fund
0.000%**	324,175	$324,175
TOTAL SHORT-TERM INVESTMENT
(Cost $324,175)		$324,175

TOTAL INVESTMENTS (99.1%)
(Cost $537,164,310)		$644,142,877

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		5,796,255
TOTAL NET ASSETS (100.0%)		$649,939,132

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The cost basis of investment for federal income tax purposes at December 31, 2012, was as follows***:

Cost of investments		$537,164,310
Gross unrealized appreciation		109,604,999
Gross unrealized depreciation		(2,626,432)
Net unrealized appreciation		$106,978,567

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Balanced Fund
Schedule of Investments
December 31, 2012 (Unaudited)

COMMON STOCKS (61.3%)	Shares	Value
Consumer Discretionary (7.4%)
CBS Corp. Cl. B	5,090	$193,675
Coach, Inc.	3,160	175,412
Comcast Corp. Cl. A	8,240	308,011
Dollar General Corp.*	3,770	166,219
Nordstrom, Inc.	3,300	176,550
priceline.com, Inc.*	220	136,664
Ralph Lauren Corp.	960	143,923
Starwood Hotels & Resorts Worldwide, Inc.	2,750	157,740
The Home Depot, Inc.	5,170	319,765
The Walt Disney Co.	6,150	306,208
V.F. Corp.	970	146,441
Total Consumer Discretionary		2,230,608

Consumer Staples (6.1%)
Anheuser-Busch InBev N.V. - ADR^	3,550	310,305
Church & Dwight Co., Inc.	2,610	139,818
Costco Wholesale Corp.	3,040	300,261
Diageo plc - ADR^	1,820	212,176
Kraft Foods Group, Inc.	5,630	255,996
Mondelez International, Inc. Cl. A	6,570	167,338
Philip Morris International, Inc.	2,530	211,609
The Estee Lauder Companies, Inc. Cl. A	4,120	246,623
Total Consumer Staples		1,844,126

Energy (4.8%)
Anadarko Petroleum Corp.	2,080	154,565
Cameron International Corp.*	5,240	295,850
Chevron Corp.	2,615	282,786
Ensco plc - ADR^	3,120	184,954
EOG Resources, Inc.	2,170	262,114
Schlumberger Ltd.	3,880	268,845
Total Energy		1,449,114

Financials (8.2%)
American Tower Corp.	4,165	321,829
Capital One Financial Corp.	3,870	224,189
CBRE Group, Inc. Cl. A*	5,660	112,634
Citigroup, Inc.	9,160	362,370
Invesco Ltd.^	8,650	225,678
JPMorgan Chase & Co.	7,345	322,960
Morgan Stanley	12,650	241,868
Raymond James Financial, Inc.	3,320	127,920
SunTrust Banks, Inc.	6,730	190,796
Wells Fargo & Co.	10,140	346,585
Total Financials		2,476,829

Health Care (7.7%)
Allergan, Inc.	3,195	293,077
Celgene Corp.*	2,600	204,672
Express Scripts Holding Co.*	3,810	205,740
Gilead Sciences, Inc.*	3,670	269,562

	Shares	Value
Health Care (7.7%) (Continued)
Intuitive Surgical, Inc.*	430	$210,859
Merck & Co., Inc.	7,400	302,956
Novo Nordisk A/S - ADR^	1,280	208,909
Shire plc - ADR^	1,760	162,237
The Cooper Cos., Inc.	1,450	134,096
UnitedHealth Group, Inc.	3,030	164,347
Watson Pharmaceuticals, Inc.*	1,940	166,840
Total Health Care		2,323,295

Industrials (8.1%)
AMETEK, Inc.	3,805	142,954
B/E Aerospace, Inc.*	2,720	134,368
Cummins, Inc.	1,570	170,110
Eaton Corp. plc^	4,220	228,724
Fluor Corp.	2,960	173,870
General Electric Co.	21,360	448,346
Honeywell International, Inc.	5,230	331,948
Precision Castparts Corp.	1,845	349,480
Stericycle, Inc.*	960	89,539
Union Pacific Corp.	1,990	250,183
Verisk Analytics, Inc.*	2,770	141,270
Total Industrials		2,460,792

Information Technology (14.1%)
Accenture plc^	2,880	191,520
Apple, Inc.	1,240	660,957
Avago Technologies Ltd.	5,560	176,030
Citrix Systems, Inc.*	2,360	155,170
eBay, Inc.*	7,650	390,303
EMC Corp.*	13,015	329,280
F5 Networks, Inc.*	1,330	129,209
Google, Inc. Cl. A*	580	411,435
Intuit, Inc.	3,110	185,045
MasterCard, Inc. Cl. A	460	225,989
Microsoft Corp.	6,040	161,449
QUALCOMM, Inc.	3,950	244,979
Red Hat, Inc.*	2,220	117,571
SAP AG - ADR^	2,240	180,051
Teradata Corp.*	2,410	149,155
Trimble Navigation Ltd.*	3,525	210,724
Visa, Inc.	2,228	337,720
Total Information Technology		4,256,587

Materials (3.8%)
Airgas, Inc.	1,050	95,855
Ecolab, Inc.	2,850	204,915
Freeport-McMoRan Copper & Gold, Inc.	5,530	189,126
LyondellBasell Industries N.V. Cl. A^	4,200	239,778
Monsanto Co.	2,950	279,217
Praxair, Inc.	1,200	131,340
Total Materials		1,140,231

	Shares	Value
Utilities (1.1%)
American Water Works Co., Inc.	$2,770	$102,850
ITC Holdings Corp.	1,420	109,212
NiSource, Inc.	5,470	136,149
Total Utilities		348,211

TOTAL COMMON STOCKS
(Cost $14,689,559)		$18,529,793

	Principal Amount	Value
DEBT SECURITIES (36.9%)
CORPORATE BONDS (26.7%)
Finance (23.0%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	290,000	322,088
2.600%, 11/23/2015	85,000	89,296
American Express Co.:
6.150%, 08/28/2017	210,000	253,307
7.000%, 03/19/2018	190,000	240,323
Bank of America Corp.
5.650%, 05/01/2018	230,000	267,905
BlackRock, Inc.
5.000%, 12/10/2019	125,000	149,790
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	265,000	282,607
Citigroup, Inc.
5.000%, 09/15/2014	460,000	484,159
Comerica, Inc.
3.000%, 09/16/2015	150,000	158,490
General Electric Capital Corp.
5.625%, 09/15/2017	415,000	490,100
MetLife, Inc.
6.750%, 06/01/2016	200,000	237,054
Morgan Stanley
4.750%, 04/01/2014	410,000	424,674
ORIX Corp.^
4.710%, 04/27/2015	65,000	69,615
Royal Bank of Canada^
2.875%, 04/19/2016	450,000	476,650
Simon Property Group LP
5.875%, 03/01/2017	165,000	195,543
State Street Corp.
2.875%, 03/07/2016	295,000	313,200
The Bear Stearns & Cos., Inc.
5.550%, 01/22/2017	440,000	496,647
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	360,000	419,394
The Travelers Cos., Inc.
5.900%, 06/02/2019	200,000	247,939
Toyota Motor Credit Corp.
3.300%, 01/12/2022	465,000	502,661

	Principal Amount	Value
Finance (23.0%) (Continued)
Wachovia Corp.:
4.875%, 02/15/2014	$55,000	$57,348
5.250%, 08/01/2014	210,000	224,017
Wells Fargo & Co.
3.625%, 04/15/2015	155,000	164,828
Westpac Banking Corp.^
2.000%, 08/14/2017	375,000	386,699
Total Finance		6,954,334

Health Care (0.4%)
AstraZeneca plc^
1.950%, 09/18/2019	40,000	40,603
Sanofi SA^
2.625%, 03/29/2016	75,000	79,001
Total Health Care		119,604

Industrials (3.3%)
Cisco Systems, Inc.
4.450%, 01/15/2020	205,000	238,076
Hewlett-Packard Co.
3.000%, 09/15/2016	220,000	221,600
Ingredion, Inc.
3.200%, 11/01/2015	120,000	126,049
Petrobras International Finance Co.^
5.375%, 01/27/2021	145,000	163,969
Shell International Financial BV^
4.375%, 03/25/2020	125,000	145,222
Total Capital SA^
4.450%, 06/24/2020	95,000	110,220
Total Industrials		1,005,136

TOTAL CORPORATE BONDS
(Cost $7,414,583)		$8,079,074

MORTGAGE PASS-THROUGH SECURITIES (1.0%)
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	276,586	308,304
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $276,686)		$308,304

U.S. GOVERNMENT AGENCY (4.9%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	957,202
Federal National Mortgage Association
5.240%, 08/07/2018	500,000	514,548
TOTAL U.S. GOVERNMENT AGENCY
(Cost $1,328,464)		$1,471,750

	Principal Amount	Value
U.S. TREASURY NOTES (4.3%)
0.125%, 12/31/2013	$400,000	$399,812
0.250%, 11/30/2014	150,000	150,030
0.250%, 09/15/2015	50,000	49,898
2.250%, 11/30/2017	235,000	252,735
1.375%, 02/28/2019	225,000	230,608
2.000%, 02/15/2022	220,000	227,545
TOTAL U.S. TREASURY NOTES
(Cost $1,270,149)		$1,310,628

TOTAL DEBT SECURITIES
(Cost $10,289,882)		$11,169,756

	Shares	Value
SHORT-TERM INVESTMENT (1.4%)
MONEY MARKET FUND (1.4%)
First American Treasury Obligations Fund
0.000% **	435,571	435,571
TOTAL SHORT-TERM INVESTMENT
(Cost $435,571)		$435,571

TOTAL INVESTMENTS (99.6%)
(Cost $25,415,012)		$30,135,120

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		118,995
TOTAL NET ASSETS (100.0%)		$30,254,115

ADR - American Depository Receipt.
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) is used in the Equity portion of the Fund and was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The cost basis of investment for federal income tax purposes at December 31, 2012, was as follows***:

Cost of investments		$25,415,012
Gross unrealized appreciation		4,770,323
Gross unrealized depreciation		(50,215)
Net unrealized appreciation		$4,720,108

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Fund
Schedule of Investments
December 31, 2012 (Unaudited)
	Principal Amount	Value
DEBT SECURITIES (96.2%)
CORPORATE BONDS (74.1%)
Financials (53.9%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	$1,985,000	$2,204,638
2.600%, 11/23/2015	445,000	467,488
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,555,000	1,580,874
American Express Co.:
6.150%, 08/28/2017	2,775,000	3,347,266
7.000%, 03/19/2018	1,225,000	1,549,454
American Express Credit Corp.
7.300%, 08/20/2013	15,000	15,647
Bank of America Corp.:
4.500%, 04/01/2015	55,000	58,657
5.650%, 05/01/2018	1,485,000	1,729,734
BlackRock, Inc.:
1.375%, 06/01/2015	35,000	35,567
5.000%, 12/10/2019	490,000	587,178
Caterpillar Financial Services Corp.:
6.125%, 02/17/2014	2,140,000	2,282,184
1.650%, 04/01/2014	20,000	20,296
Citigroup, Inc.:
5.000%, 09/15/2014	2,430,000	2,557,621
4.750%, 05/19/2015	1,415,000	1,526,286
Comerica, Inc.
3.000%, 09/16/2015	945,000	998,489
Credit Suisse First Boston^
5.000%, 05/15/2013	950,000	965,728
General Electric Capital Corp.:
2.900%, 01/09/2017	90,000	95,251
5.625%, 09/15/2017	4,095,000	4,836,052
JPMorgan Chase & Co.:
5.250%, 05/01/2015	25,000	27,211
5.150%, 10/01/2015	60,000	65,991
MetLife, Inc.
6.750%, 06/01/2016	1,330,000	1,576,408
Morgan Stanley
4.750%, 04/01/2014	2,865,000	2,967,535
ORIX Corp.^
4.710%, 04/27/2015	725,000	776,474
Royal Bank of Canada^
2.875%, 04/19/2016	3,280,000	3,474,251
Simon Property Group LP:
5.750%, 12/01/2015	25,000	28,179
5.875%, 03/01/2017	730,000	865,131
State Street Corp.
2.875%, 03/07/2016	2,080,000	2,208,328
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	4,285,000	4,836,664
The Goldman Sachs Group, Inc.:
5.150%, 01/15/2014	65,000	67,806
5.950%, 01/18/2018	1,995,000	2,324,139

	Principal Amount	Value
Financials (53.9%) (Continued)
The Travelers Cos., Inc.
5.900%, 06/02/2019	$1,390,000	$1,723,179
Toyota Motor Credit Corp.:
2.800%, 01/11/2016	2,175,000	2,289,862
2.050%, 01/12/2017	65,000	67,292
3.300%, 01/12/2022	2,480,000	2,680,857
Wachovia Corp.:
4.875%, 02/15/2014	850,000	886,280
5.250%, 08/01/2014	660,000	704,054
5.625%, 10/15/2016	1,245,000	1,428,664
Wells Fargo & Co.:
3.750%, 10/01/2014	1,065,000	1,123,390
3.625%, 04/15/2015	660,000	701,849
Westpac Banking Corp.^
2.000%, 08/14/2017	2,740,000	2,825,483
Total Financials		58,507,437

Health Care (1.6%)
AstraZeneca plc^
1.950%, 09/18/2019	290,000	294,374
Sanofi SA^
2.625%, 03/29/2016	630,000	663,606
UnitedHealth Group, Inc.:
6.000%, 06/15/2017	15,000	18,009
6.000%, 02/15/2018	650,000	792,064
Total Health Care		1,768,053

Industrials (18.6%)
Analog Devices, Inc.
5.000%, 07/01/2014	2,885,000	3,069,285
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	505,000	571,539
Bemis Co., Inc.
6.800%, 08/01/2019	550,000	660,413
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021	800,000	893,901
Cisco Systems, Inc.
4.450%, 01/15/2020	1,045,000	1,213,609
Hewlett-Packard Co.
3.000%, 09/15/2016	2,101,000	2,116,283
Ingredion, Inc.
3.200%, 11/01/2015	545,000	572,471
Novartis Capital Corp.
4.125%, 02/10/2014	1,290,000	1,342,000
PepsiCo, Inc.
3.750%, 03/01/2014	635,000	659,268
Petrobras International Finance Co.^
5.375%, 01/27/2021	785,000	887,694
Shell International Financial BV^
4.375%, 03/25/2020	835,000	970,084
Statoil ASA^
3.125%, 08/17/2017	1,985,000	2,162,747
The Home Depot, Inc.
5.250%, 12/16/2013	1,045,000	1,093,600

	Principal Amount	Value
Industrials (18.6%) (Continued)
Thomson Reuters Corp.^
6.500%, 07/15/2018	$635,000	$794,512
Total Capital SA: ^
3.000%, 06/24/2015	5,000	5,284
4.450%, 06/24/2020	835,000	968,771
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,001,443
United Technologies Corp.
1.800%, 06/01/2017	5,000	5,152
WMC Financial USA Ltd.^
5.125%, 05/15/2013	1,205,000	1,226,091
Total Industrials		20,214,147

TOTAL CORPORATE BONDS
(Cost $74,834,507)		$80,489,637

MORTGAGE PASS-THROUGH SECURITIES (1.1%)
Federal Home Loan Mortgage Corp.
Pool #G0-2267, 6.500%, 08/01/2036	82,502	93,849
		93,849
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	287,968	320,991
Pool #255813, 5.000%, 08/01/2035	229,881	249,629
Pool #735897, 5.500%, 10/01/2035	183,294	200,329
Pool #256022, 5.500%, 12/01/2035	287,532	314,254
		1,085,203
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $1,065,612)		$1,179,052

U.S. GOVERNMENT AGENCY (9.5%)
Federal Home Loan Bank
3.625%, 05/29/2013	385,000	390,547
5.500%, 08/13/2014	765,000	830,831
5.625%, 06/13/2016	1,550,000	1,798,380
		3,019,758
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	2,700,000	2,763,682
5.250%, 04/18/2016	1,100,000	1,273,312
3.000%, 07/31/2019	450,000	456,894
		4,493,888
Federal National Mortgage Association
4.375%, 03/15/2013	150,000	151,301
4.125%, 04/15/2014	340,000	357,154
4.375%, 10/15/2015	810,000	899,982
2.250%, 03/15/2016	550,000	581,449
5.240%, 08/07/2018	805,000	828,422
		2,818,308
TOTAL U.S. GOVERNMENT AGENCY
(Cost $9,755,456)		$10,331,954

U.S. TREASURY NOTES (11.5%)
1.375%, 03/15/2013	1,230,000	1,233,316
0.625%, 04/30/2013	1,175,000	1,177,249
3.500%, 05/31/2013	1,125,000	1,140,821
4.250%, 08/15/2013	1,335,000	1,368,949
0.125%, 08/31/2013	50,000	49,996
0.250%, 11/30/2013	30,000	30,022

	Principal Amount	Value
U.S. TREASURY NOTES (11.5%) (Continued)
0.250%, 02/28/2014	$25,000	$25,018
1.875%, 02/28/2014	100,000	101,941
4.750%, 05/15/2014	810,000	860,119
0.250%, 09/15/2014	50,000	50,019
0.375%, 11/15/2014	15,000	15,037
0.375%, 03/15/2015	25,000	25,055
2.500%, 04/30/2015	20,000	21,022
0.250%, 08/15/2015	10,000	9,984
1.000%, 08/31/2016	30,000	30,577
0.875%, 11/30/2016	10,000	10,143
0.500%, 07/31/2017	20,000	19,883
2.250%, 11/30/2017	1,900,000	2,043,391
1.000%, 11/30/2019	1,100,000	1,089,516
2.625%, 11/15/2020	1,700,000	1,866,015
2.000%, 02/15/2022	1,220,000	1,261,842
1.625%, 11/15/2022	100,000	98,922
TOTAL U.S. TREASURY NOTES
(Cost $11,936,099)		$12,528,837

TOTAL DEBT SECURITIES
(Cost $97,591,674)		$104,529,480

	Shares	Value
SHORT-TERM INVESTMENT (2.7%)
MONEY MARKET FUND (2.7%)
First American Treasury Obligations Fund
0.000%*	2,878,485	2,878,485
TOTAL SHORT-TERM INVESTMENT
(Cost $2,878,485)		$2,878,485

TOTAL INVESTMENTS (98.9%)
(Cost $100,470,159)		$107,407,965

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)		1,148,100
TOTAL NET ASSETS (100.0%)		$108,556,065

* Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The cost basis of investment for federal income tax purposes at December 31, 2012, was as follows**:

Cost of investments		$100,470,159
Gross unrealized appreciation		6,941,213
Gross unrealized depreciation		(3,407)
Net unrealized appreciation		$6,937,806

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Fund
Schedule of Investments
December 31, 2012 (Unaudited)

COMMON STOCKS (99.7%)	Shares	Value
Consumer Discretionary (18.2%)
AMC Networks, Inc. Cl. A*	127,990	$6,335,505
Dick's Sporting Goods, Inc.	125,530	5,710,360
Dillard's, Inc. Cl. A	86,250	7,225,163
Discovery Communications, Inc. Cl. A*	39,590	2,513,173
Dollar General Corp.*	241,840	10,662,726
DSW, Inc.	90,320	5,933,121
Dunkin' Brands Group, Inc.	222,450	7,380,891
Expedia, Inc.	169,500	10,415,775
Foot Locker, Inc.	227,970	7,322,396
Fortune Brands Home & Security, Inc.*	393,230	11,490,181
LKQ Corp.*	348,420	7,351,662
Macy's, Inc.	80,320	3,134,086
Michael Kors Holdings Ltd.*	112,530	5,742,406
Mohawk Industries, Inc.*	85,600	7,744,232
Nordstrom, Inc.	192,460	10,296,610
Nu Skin Enterprises, Inc. Cl. A	109,720	4,065,126
PulteGroup, Inc.*	455,240	8,267,158
Starwood Hotels & Resorts Worldwide, Inc.	83,850	4,809,636
Tractor Supply Co.	73,210	6,468,836
Ulta Salon, Cosmetics & Fragrance, Inc.	81,370	7,995,416
Under Armour, Inc. Cl. A*	145,560	7,064,027
V.F. Corp.	38,720	5,845,558
Total Consumer Discretionary		153,774,044

Consumer Staples (5.3%)
Beam, Inc.	134,690	8,228,212
Church & Dwight Co., Inc.	135,460	7,256,592
Energizer Holdings, Inc.	54,710	4,375,706
Flowers Foods, Inc.	177,300	4,125,771
GNC Holdings, Inc.	235,420	7,834,778
Herbalife Ltd.^	82,700	2,724,138
Safeway, Inc.	586,910	10,617,202
Total Consumer Staples		45,162,399

Energy (5.8%)
Cameron International Corp.*	311,920	17,611,003
Energy XXI (Bermuda) Ltd.^	233,830	7,526,988
Ensco plc - ADR^	113,200	6,710,496
Noble Energy, Inc.	112,510	11,446,767
Oceaneering International, Inc.	101,880	5,480,126
Total Energy		48,775,380

Financial Services (16.3%)
Affiliated Managers Group, Inc.*	48,970	6,373,446
American Campus Communities, Inc.	90,960	4,195,985
American Tower Corp.	104,965	8,110,646
CBRE Group, Inc. Cl. A*	510,480	10,158,552
CIT Group, Inc.*	242,350	9,364,404
Discover Financial Services	65,750	2,534,662
First Republic Bank	178,380	5,847,296
FleetCor Technologies, Inc.*	200,090	10,734,829
Invesco Ltd.^	357,510	9,327,436

	Shares	Value
Financial Services (16.3%) (Continued)
Jones Lang LaSalle, Inc.	123,580	$10,373,305
LaSalle Hotel Properties	242,050	6,145,649
Ocwen Financial Corp.*	345,220	11,941,160
Raymond James Financial, Inc.	325,560	12,543,827
SunTrust Banks, Inc.	387,070	10,973,435
T. Rowe Price Group, Inc.	86,780	5,651,981
Vantiv, Inc. Cl. A*	253,070	5,167,689
Weyerhaeuser Co.	308,060	8,570,229
Total Financial Services		138,014,531

Health Care (11.8%)
Alexion Pharmaceuticals, Inc.*	40,710	3,819,005
ARIAD Pharmaceuticals, Inc.*	305,630	5,861,983
Catamaran Corp.*^	98,400	4,635,624
Cubist Pharmaceuticals, Inc.*	159,240	6,697,635
DaVita HealthCare Partners, Inc.*	22,790	2,518,979
Edwards Lifesciences Corp.*	102,710	9,261,361
Hologic, Inc.*	496,430	9,943,493
Illumina, Inc.*	200,460	11,143,571
Intuitive Surgical, Inc.*	15,660	7,679,194
PerkinElmer, Inc.	80,440	2,553,165
Perrigo Co.	63,180	6,572,615
Salix Pharmaceuticals Ltd.*	106,960	4,329,741
Shire plc - ADR^	66,400	6,120,752
The Cooper Cos., Inc.	85,150	7,874,672
Watson Pharmaceuticals, Inc.*	118,610	10,200,460
Total Health Care		99,212,250

Materials and Processing (6.2%)
Airgas, Inc.	98,050	8,950,985
Carpenter Technology Corp.	154,960	8,000,585
Ecolab, Inc.	170,130	12,232,347
Precision Castparts Corp.	41,995	7,954,693
The Valspar Corp.	173,100	10,801,440
Valmont Industries, Inc.	33,750	4,608,562
Total Materials and Processing		52,548,612

Producer Durables (18.0%)
AMETEK, Inc.	168,375	6,325,849
B/E Aerospace, Inc.*	245,570	12,131,158
Chicago Bridge & Iron Co. N.V.^	226,070	10,478,344
Cummins, Inc.	89,710	9,720,078
Eaton Corp. plc^	201,640	10,928,888
Fluor Corp.	142,800	8,388,072
Kansas City Southern	119,260	9,955,825
Quanta Services, Inc.*	345,750	9,435,517
Rockwell Automation, Inc.	100,530	8,443,514
Stericycle, Inc.*	107,450	10,021,862
Trimble Navigation Ltd.*	193,645	11,576,098
Triumph Group, Inc.	153,830	10,045,099
United Rentals, Inc.*	485,590	22,104,057
Verisk Analytics, Inc.*	108,210	5,518,710
Wabtec Corp.	76,370	6,685,430
Total Producer Durables		151,758,501

	Shares	Value
Technology (15.7%)
Akamai Technologies, Inc.*	200,090	$8,185,682
Avago Technologies Ltd.	262,090	8,297,770
Citrix Systems, Inc.*	131,590	8,652,042
CommVault Systems, Inc.*	59,300	4,133,803
F5 Networks, Inc.*	88,680	8,615,262
Fortinet, Inc.*	365,640	7,704,035
Fusion-io, Inc.*	203,760	4,672,217
Intuit, Inc.	210,030	12,496,785
JDS Uniphase Corp.*	315,000	4,265,100
LSI Corp.*	1,570,340	11,118,007
Maxim Integrated Products, Inc.	228,120	6,706,728
MICROS Systems, Inc.*	134,165	5,693,963
NICE Systems Ltd.*^	148,770	4,980,820
Red Hat, Inc.*	105,940	5,610,582
Riverbed Technology, Inc.*	303,260	5,980,287
SBA Communications Corp.*	187,300	13,302,046
Solarwinds, Inc.*	82,290	4,316,110
Teradata Corp.*	71,890	4,449,272
Workday, Inc. Cl. A*	65,300	3,558,850
Total Technology		132,739,361

Utilities (2.4%)
American Water Works Co., Inc.	237,330	8,812,063
ITC Holdings Corp.	53,160	4,088,535
NiSource, Inc.	311,100	7,743,279
Total Utilities		20,643,877

TOTAL COMMON STOCKS
(Cost $778,016,762)		$842,628,955

SHORT-TERM INVESTMENT (0.7%)
MONEY MARKET FUND (0.7%)
First American Treasury Obligations Fund
0.000% **	6,035,187	6,035,187
TOTAL SHORT-TERM INVESTMENT
(Cost $6,035,187)		$6,035,187

TOTAL INVESTMENTS (100.4%)
(Cost $784,051,949)		$848,664,142

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		(3,457,632)
TOTAL NET ASSETS (100.0%)		$845,206,510

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the
Russell Investment Group and has been licensed for use by Rainier Investment Mangement, Inc.

The cost basis of investment for federal income tax purposes at December 31, 2012, was as follows***:

Cost of investments	$784,051,949
Gross unrealized appreciation	81,205,833
Gross unrealized depreciation	(16,593,640)
Net unrealized appreciation	$64,612,193

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Fund
Schedule of Investments
December 31, 2012 (Unaudited)
	Principal Amount	Value
DEBT SECURITIES (94.3%)
CORPORATE BONDS (94.3%)
Automotive (6.9%)
American Axle & Manufacturing Holdings, Inc.
7.875%, 03/01/2017	$800,000	$830,000
Delphi Corp.
6.125%, 05/15/2021	250,000	278,750
Ford Motor Credit Co., LLC
6.625%, 08/15/2017	500,000	584,825
Lear Corp.
8.125%, 03/15/2020	450,000	509,625
Tenneco, Inc.
6.875%, 12/15/2020	100,000	109,375
The Goodyear Tire & Rubber Co.
7.000%, 05/15/2022	500,000	538,750
Total Automotive		2,851,325

Basic Industry (6.4%)
Air Lease Corp.
5.625%, 04/01/2017	500,000	532,500
AK Steel Corp.
8.375%, 04/01/2022	100,000	86,500
Cascades, Inc.:^
7.750%, 12/15/2017	200,000	212,500
7.875%, 01/15/2020	250,000	267,500
Domtar Corp.
10.750%, 06/01/2017	300,000	389,013
Griffon Corp.
7.125%, 04/01/2018	700,000	745,500
Masco Corp.
5.850%, 03/15/2017	300,000	326,795
Steel Dynamics, Inc.
6.750%, 04/01/2015	100,000	101,750
Total Basic Industry		2,662,058

Capital Goods (8.1%)
B/E Aerospace, Inc.
5.250%, 04/01/2022	500,000	532,500
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	250,000	275,313
General Cable Corp.
5.750%, 10/01/2022 *
(Acquired 09/20/2012, Cost $ 500,000)	500,000	520,000
Graphic Packaging International, Inc.:
9.500%, 06/15/2017	100,000	108,500
7.875%, 10/01/2018	100,000	111,000
Greif, Inc.
7.750%, 08/01/2019	300,000	348,000
Milacron LLC / Milacron Finance Sub LLC
8.375%, 05/15/2019 *
(Acquired 04/20/2012, Cost $506,050)	500,000	515,000

	Principal Amount	Value
Capital Goods (8.1%) (Continued)
Spirit Aerosystems, Inc.
6.750%, 12/15/2020	$600,000	$645,000
SPX Corp.
6.875%, 09/01/2017	250,000	280,000
Total Capital Goods		3,335,313

Consumer Cyclical (4.9%)
CKE Restaurants, Inc.
11.375%, 07/15/2018	370,000	427,350
Gymboree Corp.
9.125%, 12/01/2018	300,000	268,500
Levi Strauss & Co.
7.625%, 05/15/2020	600,000	657,000
Sealy Mattress Co.
8.250%, 06/15/2014	300,000	301,128
Serta Simmons Holdings LLC
8.125%, 10/01/2020 *
(Acquired 09/19/2012, Cost $250,000)	250,000	251,250
Wolverine World Wide, Inc.
6.125%, 10/15/2020 *
(Acquired 09/27/2012, Cost 100,000)	100,000	105,500
Total Consumer Cyclical		2,010,728

Consumer Non-Cyclical (2.8%)
Constellation Brands, Inc.
7.250%, 05/15/2017	300,000	354,750
Jarden Corp.
7.500%, 01/15/2020	100,000	110,250
Revlon Consumer Products
9.750%, 11/15/2015	400,000	423,000
Spectrum Brands, Inc.
9.500%, 06/15/2018	122,000	139,080
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020	100,000	110,250
Total Consumer Non-Cyclical		1,137,330

Energy (25.5%)
Access Midstream Partners LP / ACMP Finance Corp.
4.875%, 05/15/2023	250,000	254,063
AmeriGas Finance LLC /AmeriGas Finance Corp.
7.000%, 05/20/2022	1,000,000	1,117,500
Atlas Pipeline Partners LP
6.625%, 10/01/2020 *
(Acquired 09/25/2012, Cost $100,000)	100,000	104,000
Bill Barrett Corp.
7.625%, 10/01/2019	600,000	636,000
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	900,000	981,000
Chesapeake Energy Corp.
6.625%, 08/15/2020	500,000	538,750
Concho Resources, Inc.
5.500%, 10/01/2022	500,000	530,000
El Paso Corp.
7.000%, 06/15/2017	300,000	344,201

	Principal Amount	Value
Energy (25.5%) (Continued)
Hornbeck Offshore Services, Inc.:
8.000%, 09/01/2017	$250,000	$268,750
5.875%, 04/01/2020	500,000	525,000
NRG Energy, Inc.
6.625%, 03/15/2023 *
(Acquired 09/10/2012, Cost $250,000)	250,000	268,750
Regency Energy Partners LP
5.500%, 04/15/2023	500,000	536,250
SandRidge Energy, Inc.
8.000%, 06/01/2018 *
(Acquired 11/02/2011, 12/06/2011, and 04/05/2012, Cost $1,195,518)	1,200,000	1,278,000
Shelf Drilling Holdings Ltd.^
8.625%, 11/01/2018 *
(Acquired 10/10/2012, Cost $1,000,000)	1,000,000	1,030,000
SM Energy Co.
6.500%, 11/15/2021	300,000	322,500
Stone Energy Corp.
8.625%, 02/01/2017	650,000	701,188
Tesoro Corp.
5.375%, 10/01/2022	1,000,000	1,070,000
Total Energy		10,505,952

Financials (5.3%)
Aircastle Ltd.^
9.750%, 08/01/2018	1,050,000	1,191,750
International Lease Finance Corp.:
6.250%, 05/15/2019	750,000	802,500
8.250%, 12/15/2020	150,000	179,250
Total Financials		2,173,500

Health Care (3.3%)
HCA, Inc.:
8.500%, 04/15/2019	300,000	336,000
7.250%, 09/15/2020	300,000	333,750
HealthSouth Corp.
7.750%, 09/15/2022	449,000	494,461
Sky Growth Acquisition Corp.
7.375%, 10/15/2020 *
(Acquired 09/18/2012, Cost $100,000)	100,000	100,000
Vanguard Health Holding Co. II LLC
8.000%, 02/01/2018	100,000	104,000
Total Health Care		1,368,211

Media (1.4%)
Cablevision Systems Corp.
8.625%, 09/15/2017	400,000	468,500
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	100,000	111,500
Total Media		580,000

Services (9.1%)
Cinemark USA, Inc.
8.625%, 06/15/2019	100,000	111,250

	Principal Amount	Value
Services (9.1%) (Continued)
Clean Harbors, Inc.:
5.250%, 08/01/2020	$100,000	$104,750
5.125%, 06/01/2021 *
(Acquired 11/28/2012, Cost $100,000)	100,000	104,000
Iron Mountain, Inc.
7.750%, 10/01/2019	250,000	283,125
MGM Resorts International
7.750%, 03/15/2022	1,000,000	1,075,000
Scientific Games Corp.
8.125%, 09/15/2018	100,000	110,500
Scientific Games International, Inc.
9.250%, 06/15/2019	269,000	300,607
ServiceMaster Co.
7.000%, 08/15/2020 *
(Acquired 08/16/2012, Cost $250,000)	250,000	251,875
The Hertz Corp.
6.750%, 04/15/2019	200,000	219,250
United Rentals North America, Inc.:
9.250%, 12/15/2019	200,000	229,000
8.375%, 09/15/2020	600,000	667,500
West Corp.
8.625%, 10/01/2018	300,000	315,750
Total Services		3,772,607

Technology & Electronics (5.4%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	900,000	758,250
Alliance Data Systems Corp.
6.375%, 04/01/2020 *
(Acquired 03/22/2012 and 12/13/2012, Cost $257,096)	250,000	267,500
Amkor Technology, Inc.
6.625%, 06/01/2021	700,000	701,750
Nokia Corp.^
5.375%, 05/15/2019	500,000	478,750
Total Technology & Electronics		2,206,250

Telecommunications (13.1%)
Clearwire Communications LLC
12.000%, 12/01/2015 *
(Acquired 11/19/2009 and 01/26/2012, Cost $491,148)	500,000	540,000
Frontier Communications Corp.:
8.250%, 05/01/2014	6,000	6,495
8.500%, 04/15/2020	500,000	577,499
9.250%, 07/01/2021	250,000	294,375
GCI, Inc.
8.625%, 11/15/2019	100,000	106,750
GeoEye, Inc.
9.625%, 10/01/2015	300,000	333,000
Intelsat Jackson Holdings SA^
7.250%, 10/15/2020 *
(Acquired 04/12/2012, Cost $ 254,116)	250,000	272,500
Level 3 Communications, Inc.
11.875%, 02/01/2019	350,000	405,125

	Principal Amount	Value
Telecommunications (13.1%) (Continued)
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	$250,000	$271,875
Qwest Communications International, Inc.
7.125%, 04/01/2018	250,000	261,788
Sprint Capital Corp.
6.875%, 11/15/2028	550,000	574,750
Sprint Nextel Corp.
11.500%, 11/15/2021	250,000	340,938
Windstream Corp.:
7.875%, 11/01/2017	250,000	282,500
7.500%, 06/01/2022	250,000	266,250
Zayo Group LLC / Zayo Capital, Inc.
10.125%, 07/01/2020	750,000	856,875
Total Telecommunications		5,390,720

Utilities (2.1%)
Plains Exploration & Production Co.
6.750%, 02/01/2022	250,000	281,875
The AES Corp.:
9.750%, 04/15/2016	300,000	360,000
7.375%, 07/01/2021	200,000	223,000
Total Utilities		864,875

TOTAL CORPORATE BONDS
(Cost $35,800,510)		$38,858,869

TOTAL DEBT SECURITIES
(Cost $35,800,510)		$38,858,869

	Shares	Value
SHORT-TERM INVESTMENT (4.2%)
MONEY MARKET FUND (4.2%)
First American Treasury Obligations Fund
0.000%**	1,746,854	1,746,854
TOTAL SHORT-TERM INVESTMENT
(Cost $1,746,854)		$1,746,854

TOTAL INVESTMENTS (98.5%)
(Cost $37,547,364)		$40,605,723

OTHER ASSETS IN EXCESS OF LIABILITIES (1.5%)		628,322
TOTAL NET ASSETS (100.0%)		$41,234,045

* Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2012, the value of these securities totaled $5,608,375.

** Rate quoted is seven-day yield period end.
^ U.S. Dollar denominated foreign security.

The cost basis of investment for federal income tax purposes at December 31, 2012, was as follows***:

Cost of investments		$37,547,364
Gross unrealized appreciation		3,231,765
Gross unrealized depreciation		(173,406)
Net unrealized appreciation		$3,058,359

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier International Discovery Fund
Schedule of Investments
December 31, 2012 (Unaudited)

COMMON STOCKS (91.9%)	Shares	Value
AUSTRALIA (1.3%)
Domino's Pizza Enterprises Ltd.	9,300	$101,942
REA Group Ltd.	4,780	89,608
TOTAL AUSTRALIA		191,550

AUSTRIA (2.9%)
Andritz AG	3,208	206,143
Schoeller-Bleckman Oilfield Equipment AG	2,200	230,539
TOTAL AUSTRIA		436,682

BRAZIL (2.2%)
Qualicorp SA*	9,800	101,518
Raia Drogasil SA	8,200	92,393
Valid Solucoes SA	6,150	136,666
TOTAL BRAZIL		330,577

CAMBODIA (0.6%)
NagaCorp Ltd.	144,000	87,976
TOTAL CAMBODIA		87,976

CANADA (2.6%)
Dollarama, Inc.	3,960	234,765
Finning International, Inc.	6,450	159,321
TOTAL CANADA		394,086

CHINA (0.6%)
AAC Technologies Holdings, Inc.	27,500	97,510
TOTAL CHINA		97,510

DENMARK (6.3%)
Chr. Hansen Holdings A/S	8,192	266,788
Coloplast A/S - Cl. B	6,615	324,400
FLSmidth & Co. A/S	1,730	100,760
Topdanmark A/S*	1,180	253,531
TOTAL DENMARK		945,479

FRANCE (5.6%)
Cie Generale de Geophysique - Veritas SA*	3,834	116,502
Eurofins Scientific SA	2,185	355,427
Ingenico SA	4,485	255,150
Zodiac Aerospace SA	1,055	116,801
TOTAL FRANCE		843,880

GERMANY (6.8%)
Dialog Semiconductor plc*	4,466	79,111
Duerr AG	1,080	96,777
Gerresheimer AG	2,590	137,620
Gerry Weber International AG	4,323	209,389
Sartorius AG	1,140	101,234
Wirecard AG	16,123	398,039
TOTAL GERMANY		1,022,170

	Shares	Value
HONG KONG (2.9%)
Haier Electronics Group Co. Ltd.*	68,000	$100,858
Techtronic Industries Co.	172,500	326,516
TOTAL HONG KONG		427,374

INDONESIA (6.3%)
Bank Tabungan Pensiunan Nasional Tbk PT*	366,330	199,557
Erajaya Swasembada Tbk PT*	392,500	120,914
Kalbe Farma Tbk PT	1,770,000	195,060
Media Nusantara Citra Tbk PT	371,000	96,391
Mitra Adiperkasa Tbk PT	181,500	125,442
Tower Bersama Infrastructure Tbk PT*	232,000	137,330
Wismilak Inti Makmur Tbk PT*	956,500	75,428
TOTAL INDONESIA		950,122

IRELAND (1.5%)
James Hardie Industries SE	13,431	130,038
Paddy Power plc	1,218	100,344
TOTAL IRELAND		230,382

ITALY (3.1%)
Banca Generali SpA	7,120	122,014
Prysmian SpA	7,971	159,110
Salvatore Ferragamo Italia SpA	8,550	189,280
TOTAL ITALY		470,404

JAPAN (9.6%)
Anritsu Corp.	15,000	178,200
Bit-isle, Inc.	11,600	117,358
JGC Corp.	4,000	124,646
Kakaku.com., Inc.	3,900	128,751
MonotaRO Co. Ltd.	5,200	167,534
PARK24 Co. Ltd.	14,400	227,418
Pigeon Corp.	4,400	210,570
Toyo Engineering Corp.	27,000	127,918
United Arrows Ltd.	6,900	158,897
TOTAL JAPAN		1,441,292

MEXICO (1.9%)
Banregio Grupo Financiero, S.A.B. De C.V.	37,320	170,052
Fibra Uno Administracion SA De	36,900	111,331
TOTAL MEXICO		281,383

NETHERLANDS (2.2%)
Gemalto NV	3,740	337,592
TOTAL NETHERLANDS		337,592

PHILIPPINES (5.0%)
Alliance Global Group, Inc.	270,000	110,641
Manila Water Co., Inc.	239,800	187,291
Puregold Price Club, Inc.	192,500	154,703
Security Bank Corp.	38,530	146,736
Universal Robina Corp.	71,730	146,560
TOTAL PHILIPPINES		745,931

	Shares	Value
SINGAPORE (0.6%)
Mapletree Commercial Trust	96,000	$95,961
TOTAL SINGAPORE		95,961

SOUTH AFRICA (1.0%)
Mr. Price Group Ltd.	8,732	144,717
TOTAL SOUTH AFRICA		144,717

SWEDEN (3.4%)
Elekta AB	20,750	323,543
Hexpol AB	3,408	180,837
TOTAL SWEDEN		504,380

SWITZERLAND (0.7%)
Dufry AG*	782	103,405
TOTAL SWITZERLAND		103,405

THAILAND (6.1%)
Bangkok Dusit Medical Services PCL	58,520	217,644
Bangkok Expressway PCL	104,300	118,801
Hemaraj Land and Development PCL	1,130,600	112,062
Jasmine International PCL	790,000	140,165
Major Cineplex Group PCL	221,000	137,888
Tisco Financial Group PCL	107,200	183,421
TOTAL THAILAND		909,981

UNITED KINGDOM (18.7%)
Aberdeen Asset Management plc	70,603	424,851
Ashtead Group plc	43,196	303,817
Babcock International Group plc	24,060	379,790
Bunzl plc	4,432	73,358
Close Brothers Group plc	12,000	168,523
Croda International plc	5,484	214,343
Derwent London plc	3,680	127,365
Fenner plc	16,755	109,186
Filtrona plc	17,540	157,747
Intertek Group plc	2,077	105,505
John Wood Group plc	10,145	121,279
Laird plc	41,040	138,747
Moneysupermarket.com Group plc	40,850	104,184
Oxford Instruments plc	4,970	116,166
Perform Group plc*	15,720	100,869
Telecity Group plc	12,898	166,571
TOTAL UNITED KINGDOM		2,812,301

TOTAL COMMON STOCKS
(Cost $11,619,918)		$13,805,135

PARTICIPATORY NOTES** (4.8%)
INDIA (2.7%)
Bajaj Finance Ltd.	5,480	135,003
Cummins India Ltd.	11,830	111,942
Yes Bank Ltd.	18,950	160,207
TOTAL INDIA		407,152

	Shares	Value
SOUTH KOREA (1.3%)
Kolao Holdings*	5,200	$89,891
Youngone Corp.	3,384	104,915
TOTAL SOUTH KOREA		194,806

TAIWAN (0.8%)
Eclat Textile Co. Ltd.	30,500	111,874
TOTAL TAIWAN		111,874

TOTAL PARTICIPATORY NOTES
(Cost $517,928)		$713,832

SHORT-TERM INVESTMENT (4.4%)
MONEY MARKET FUND (4.4%)
First American Treasury Obligations Fund
0.000% ***	658,225	658,225
TOTAL SHORT-TERM INVESTMENT
(Cost $658,225)		$658,225

TOTAL INVESTMENTS (101.1%)
(Cost $12,796,071)		$15,177,192

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)		(169,547)
TOTAL NET ASSETS (100.0%)		$15,007,645

Country Diversification	Percentage
United Kingdom	18.7%
Japan	9.6%
Germany	6.8%
Indonesia	6.3%
Denmark	6.3%
Thailand	6.1%
France	5.6%
Philippines	5.0%
Sweden	3.4%
Italy	3.1%
Austria	2.9%
Hong Kong	2.9%
India	2.7%
Canada	2.6%
Brazil	2.2%
Netherlands	2.2%
Mexico	1.9%
Ireland	1.5%
South Korea	1.3%
Australia	1.3%
South Africa	1.0%
Taiwan	0.8%
Switzerland	0.7%
China	0.6%
Singapore	0.6%
Cambodia	0.6%
Total Portfolio	96.7%
Short-Term Investment and Liabilities in Excess of Other Assets	3.3%
Total Net Assets	100.0%

* Non-income producing security.
** Participatory notes ("P-notes") allow an indirect investment in foreign securities without registration in those markets. In addition to normal risks associated with direct investments, P-notes are also subject to counterparty risk. The performance results of P-notes will not exactly replicate the performance of the underlying securities due to transaction costs and other expenses.

*** Rate quoted is seven-day yield at period end.

The cost basis of investment for federal income tax purposes at December 31, 2012, was as follows****:

Cost of investments	$12,796,071
Gross unrealized appreciation	2,575,639
Gross unrealized depreciation	(194,518)
Net unrealized appreciation	$2,381,121

**** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at December 31, 2012

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Portfolio's investments and are summarized in the following fair value hierarchy.

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Equity securities that are traded on a national securities exchange are valued at the last reported sale price on the exchange where they are primarily traded. These are categorized as Level 1.

The Trustees have retained an independent fair value pricing service to assists in valuing foreign securities held by the International Discovery Fund on a daily basis and fixed income holdings in the Balanced, Intermediate Fixed Income and High Yield Funds on certain bond market holidays.  The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met.  When adjustment factors are used, these valuations are categorized as Level 2.

Participatory notes are valued with evaluated prices provided by the Funds' primary pricing vendor. These are categorized as Level 2.

Debt securities held by the Funds are valued by the Funds' primary pricing vendor, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. These are categorized as Level 2.

Rainier Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$643,818,702	$-	$-	$643,818,702
Total Equity	643,818,702	-	-	643,818,702

Short-Term Investments	324,175			324,175
Total Investments in Securities	$644,142,877	$-	$-	$644,142,877

Rainier Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$842,628,955	$-	$-	$842,628,955
Total Equity	842,628,955	-	-	842,628,955

Short-Term Investments	6,035,187			6,035,187
Total Investments in Securities	$848,664,142	$-	$-	$848,664,142

Rainier Small/Midcap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$2,040,648,814	$-	$-	$2,040,648,814
Total Equity	2,040,648,814	-	-	2,040,648,814

Short-Term Investments	8,923,662			8,923,662
Total Investments in Securities	$2,049,572,476	$-	$-	$2,049,572,476

Rainier Balanced Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$18,529,793	$-	$-	$18,529,793
Total Equity	18,529,793	-	-	18,529,793

Fixed Income
Mortgage Pass-Through Securities	$-	$308,304	$-	$308,304
Federal Agency Obligations	-	2,782,378	-	2,782,378
Corporate Bonds	-	8,079,074	-	8,079,074
Total Fixed Income	-	11,169,756	-	11,169,756

Short-Term Investments	435,571	-	-	435,571
Total Investments in Securities	$18,965,364	$11,169,756	$-	$30,135,120

Rainier Intermediate Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Mortgage Pass-Through Securities	$-	$1,179,052	$-	$1,179,052
Federal Agency Obligations	-	22,860,791	-	22,860,791
Corporate Bonds	-	80,489,637	-	80,489,637
Total Fixed Income	-	104,529,480	-	104,529,480

Short-Term Investments	2,878,485	-	-	2,878,485
Total Investments in Securities	$2,878,485	$104,529,480	$-	$107,407,965

Rainier High Yield Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$-	$38,858,869	$-	$38,858,869
Total Fixed Income	-	38,858,869	-	38,858,869

Short-Term Investments	1,746,854			1,746,854
Total Investments in Securities	$1,746,854	$38,858,869	$-	$40,605,723

Rainier International Discovery Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$1,964,332	$11,840,803	$-	$13,805,135
Participatory Notes	-	713,832	-	713,832
Total Equity	1,964,332	12,554,635	-	14,518,967

Short-Term Investments	658,225			658,225
Total Investments in Securities	$2,622,557	$12,554,635	$-	$15,177,192

Rainier International Discovery Fund (*)
Transfers out of Level 1	$(11,840,803)
Transfers into Level 2	$11,840,803
Net transfers	$-

* Transfers between Level 1 and Level 2 for the Rainier International Discovery Fund relate to the use of systematic fair valuation on
December 31, 2012. On days when systematic fair valuation is used, certain non-U.S. dollar denominated securities moved from a Level 1 to a Level 2 classification. There were no other transfers into or out of Level 1, Level 2 or Level 3 in the other Funds.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By      /s/ Melodie B. Zakaluk
Melodie B. Zakaluk
CEO, President, CFO and Treasurer

Date  February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By      /s/ Melodie B. Zakaluk
Melodie B. Zakaluk
CEO, President, CFO and Treasurer

Date   February 26, 2013